Summary of Total Lease Management Fee Income from Managed Fleet, Including Management Fees Earned from Acquisition Fees and Sales Commissions (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disaggregation Of Revenue [Line Items]
Lease rental income - managed fleet	$ 16,126	$ 25,804	$ 31,532	$ 52,357
Less: distribution expense to managed fleet container investors	(14,692)	(23,737)	(28,855)	(48,217)
Less: depreciation and interest expense on managed containers purchased on or after January 1, 2019	(280)	(124)	(519)	(124)
Leasing
Disaggregation Of Revenue [Line Items]
Revenue	1,154	1,943	2,158	4,016
Other Services
Disaggregation Of Revenue [Line Items]
Revenue	544	1,940	2,028	4,241
Total Management Fees
Disaggregation Of Revenue [Line Items]
Revenue	$ 1,698	$ 3,883	$ 4,186	$ 8,257